Commitments, contingencies and guarantees - Information on derivative contracts and standby letters of credit and other guarantees (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Commitments, Contingencies and Guarantees [Abstract]
Collateral held in connection with standby letters of credit and other guarantees	¥ 2,735	¥ 2,559